Revenue (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Rendering of services
Service revenue		₨ 13,703,004		₨ 13,284,271	₨ 12,393,645
Installation service revenue	[1]	5,406,165		3,749,051	1,704,937
Revenue from rendering of services		19,109,169	$ 293,806	17,033,322	14,098,582
Sale of products		1,576,444	24,238	1,398,698	936,314
Revenue		₨ 20,685,613	$ 318,044	₨ 18,432,020	₨ 15,034,896

[1]	Including revenue arising from construction contracts (refer to note 23) and revenue from operating leases amount to ₹ 211,990 (March 31, 2018), ₹394,100 (March 31, 2017) and ₹391,500 (March 31, 2016) (refer to note 30)